SCHEDULE OF BASIC AND DILUTED (LOSS) EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Net (loss) income attributable to ordinary shareholders	$ (1,994,768)	$ 398,172	$ 4,595,982
Weighted-average number of ordinary shares outstanding – basic	2,755,232	95,513	36,558
Outstanding options		601	234
Outstanding warrants
Potentially dilutive shares from outstanding options and warrants		601	234
Weighted-average number of ordinary shares outstanding – diluted	2,755,232	96,114	36,792
(Loss) earnings per share – basic	$ (0.72)	$ 4.17	$ 125.72
(Loss) earnings per share – diluted	$ (0.72)	$ 4.14	$ 124.92